Segment Information Details (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Sales	$ 788	$ 793	$ 503	$ 502	$ 465	$ 396	$ 435	$ 428		$ 2,586	$ 1,724	$ 1,625
Adjusted EBITDA										177	81	71
Interest expense, net										21	35	40
Provision for income taxes										32	56	39
Depreciation and amortization										70	41	45
Restructuring expense										54	21	42
Gain on Yanfeng transactions					(465)					0	(465)	0
Loss on debt extinguishment									$ 2	23	2	6
Other expense, net										59	18	18
Non-cash, stock-based compensation expense										12	16	23
Pension settlement gain										(25)	0	0
Equity in net income of non-consolidated affiliates										(2)	(202)	(221)
Net income attributable to non-controlling interests										89	85	67
Other										8	4	23
Discontinued operations										131	(220)	(111)
Net (loss) income attributable to Visteon										(295)	690	100
Inventories, net	208				130					208	130
Property and equipment, net	363				197					363	197
Depreciation, Depletion and Amortization										270	262	259
Payments to acquire property, plant, and equipment, continuing operations										96	56	57
United States [Member]
Segment Reporting Information [Line Items]
Sales										739	538	459
Property and equipment, net	79				28					79	28
Mexico [Member]
Segment Reporting Information [Line Items]
Sales										43	26	16
Property and equipment, net	2				6					2	6
North America [Member]
Segment Reporting Information [Line Items]
Sales										782	564	475
Property and equipment, net	81				34					81	34
Portugal [Member]
Segment Reporting Information [Line Items]
Sales										470	443	370
Property and equipment, net	52				43					52	43
Slovakia [Member]
Segment Reporting Information [Line Items]
Sales										118
Property and equipment, net	25									25
France [Member]
Segment Reporting Information [Line Items]
Sales										90
Property and equipment, net	31									31
Hungary [Member]
Segment Reporting Information [Line Items]
Sales											70	133
SPAIN
Segment Reporting Information [Line Items]
Sales												2
Germany [Member]
Segment Reporting Information [Line Items]
Sales										115	125	145
Property and equipment, net	19				14					19	14
TUNISIA
Segment Reporting Information [Line Items]
Sales										106	0	0
Property and equipment, net	15				0					15	0
Other Europe [Member]
Segment Reporting Information [Line Items]
Sales										74	56	66
Property and equipment, net	18				9					18	9
Intra-region Eliminations Within Europe [Member]
Segment Reporting Information [Line Items]
Sales										(48)	(43)	(24)
Europe [Member]
Segment Reporting Information [Line Items]
Sales										925	651	692
Property and equipment, net	160				66					160	66
Korea [Member]
Segment Reporting Information [Line Items]
Sales										23	23	12
Property and equipment, net	1				1					1	1
China [Member]
Segment Reporting Information [Line Items]
Sales										578	87
Property and equipment, net	58				45					58	45
Japan [Member]
Segment Reporting Information [Line Items]
Sales										240	128	147
Property and equipment, net	10				9					10	9
India [Member]
Segment Reporting Information [Line Items]
Sales										66	52	53
Property and equipment, net	21				17					21	17
Thailand [Member]
Segment Reporting Information [Line Items]
Sales										56	62	56
Property and equipment, net	6				4					6	4
Intra-region Eliminations Within Asia [Member]
Segment Reporting Information [Line Items]
Sales										(76)	(10)
Asia [Member]
Segment Reporting Information [Line Items]
Sales										887	342	268
Property and equipment, net	96				76					96	76
South America [Member]
Segment Reporting Information [Line Items]
Sales										182	227	252
Property and equipment, net	26				21					26	21
Geography Eliminations [Member]
Segment Reporting Information [Line Items]
Sales										$ (190)	$ (60)	$ (62)
Electronics [Member]
Segment Reporting Information [Line Items]
Percentage of segment product sales to total product sales										90.00%	81.00%	76.00%
Adjusted EBITDA										$ 221	$ 121	$ 109
Restructuring expense										$ 37
Other Segments [Member]
Segment Reporting Information [Line Items]
Percentage of segment product sales to total product sales										10.00%	19.00%	24.00%
Adjusted EBITDA										$ 6	$ 19	$ 9
Inventories, net					21				24		21	24
Property and equipment, net					26				$ 19		26	19
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA										(50)	(59)	(47)
Property and equipment, net	20				15					20	15
Payments to acquire property, plant, and equipment, continuing operations										7	1	9
Eliminations [Member]
Segment Reporting Information [Line Items]
Sales										(51)	(76)	(49)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA										227	140	118
Inventories, net	208				130					208	130
Property and equipment, net	343				182					343	182
Payments to acquire property, plant, and equipment, continuing operations										89	55	48
Operating Segments [Member] | Electronics [Member]
Segment Reporting Information [Line Items]
Sales										2,386	1,455	1,274
Inventories, net	187				106					187	106
Property and equipment, net	$ 317				$ 163					317	163
Payments to acquire property, plant, and equipment, continuing operations										87	46	23
Operating Segments [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Sales										251	345	400
Payments to acquire property, plant, and equipment, continuing operations										2	9	25
Climate entities subject to further negotiation after Climate Transaction [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Sales										125
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization										70	41	45
Continuing Operations [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization										6	9	16
Continuing Operations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization										64	32	29
Continuing Operations [Member] | Operating Segments [Member] | Electronics [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization										56	30	28
Continuing Operations [Member] | Operating Segments [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization										$ 8	$ 2	$ 1